NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) - USD ($)										1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2018	Jan. 05, 2018	Oct. 09, 2017	Sep. 25, 2017	Sep. 20, 2017	Aug. 23, 2017	Jul. 13, 2017	Jul. 20, 2016	Mar. 31, 2016	May 31, 2017	Feb. 28, 2018	May 31, 2018	May 31, 2017	May 09, 2018	Feb. 26, 2018	Feb. 16, 2018	Feb. 09, 2018	Mar. 31, 2017
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												$ 150,000	$ 362,500
Converted, shares (in Shares)										10,816,960		132,192	10,816,960
Conversion rate (in Dollars per share)										$ 0.25			$ 0.25
Discount recognized												$ 1,758,741
Discount												2,534,103	$ 2,274,519
Exchange Agreement, Shares (in Shares)				4,500,000	1,500,000
Loss on extinguishment of debt							$ 3,480				$ (989,032)	$ (989,032)	$ 0
Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Issue an Additional Warrant to Purchase Shares (in Shares)															25,000
Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																		8.00%
Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Issue an Additional Warrant to Purchase Shares (in Shares)														25,000
Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Issue an Additional Warrant to Purchase Shares (in Shares)																	400,000
Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Issue an Additional Warrant to Purchase Shares (in Shares)																40,000
Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full	Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full
Conversion													This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.
Interest rate										10.00%		10.00%	10.00%
Converted												$ 81,000
Converted, shares (in Shares)												259,200	350,000
Accrued interest										$ 2,666		$ 5,622	$ 2,666
Conversion rate (in Dollars per share)										$ 0.25			$ 0.25
Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Effective December 1, 2017 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 29,376	$ 37,840
Convertible Debt [Member] | Binder Convertible Note 2 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.	The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.
Conversion												This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share
Convertible Debt [Member] | Binder Convertible Note 2 [Member] | February 29, 2017 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate												6.00%
Convertible Debt [Member] | Advances, Binder Convertible Note #4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													$ 47,000
Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted, shares (in Shares)													1,098,888
Accrued interest										$ 22,742			$ 22,742
Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable. Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.	No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable. Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.
Conversion												This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.
Interest rate												10.00%
Converted												$ 133,496
Converted, shares (in Shares)												427,187
Accrued interest										$ 2,005		$ 9,370	$ 2,005
Conversion rate (in Dollars per share)										$ 0.25			$ 0.25
Dated												Mar. 31, 2017
Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Effective December 1, 2017 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Conversion rate (in Dollars per share)										$ 0.3125			$ 0.3125
Discount												$ 48,960
Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $14,381 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Conversion												This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.
Interest rate												10.00%
Converted												$ 123,632
Converted, shares (in Shares)												395,622
Accrued interest										$ 0		$ 6,336	$ 0
Conversion rate (in Dollars per share)												$ 0.25
Discount recognized												$ 46,020
Dated												Aug. 23, 2017
Discount												$ 46,940
Amount												115,050
Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Effective December 1, 2017 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount recognized												41,859
Discount												$ 41,859
Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Interest rate												10.00%
Conversion rate (in Dollars per share)										$ 0.25		$ 0.3125	$ 0.25
Discount recognized												$ 29,107
Dated												Aug. 23, 2017
Amount												$ 72,767
Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Three Months Ended November 31, 2017 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest										$ 0		4,007	$ 0
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													47,767
Discount												$ 29,689	$ 26,475
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.	No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.
Interest rate												10.00%
Converted, shares (in Shares)												100,525
Accrued interest										$ 0		$ 1,266	$ 0
Conversion rate (in Dollars per share)										$ 0.25		$ 0.3125	$ 0.25
Discount recognized													$ 15,808
Dated												Oct. 09, 2017
Discount												$ 12,240	$ 11,430
Amount												$ 30,000
Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Interest rate										10.00%		10.00%	10.00%
Converted												$ 23,198
Converted, shares (in Shares)												2,173,088
Conversion rate (in Dollars per share)										$ 0.25		$ 0.3125	$ 0.25
Discount recognized													$ 248,663
Dated												Aug. 23, 2017	Aug. 23, 2017
Amount										$ 621,658			$ 621,658
Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Three Months Ended November 31, 2017 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest										$ 0		$ 34,234	0
Discount												$ 253,636	$ 226,181
Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full
Interest rate										10.00%		10.00%	10.00%
Converted, shares (in Shares)												236,810
Accrued interest										$ 0		$ 3,855	$ 0
Conversion rate (in Dollars per share)										$ 0.25		$ 0.3125	$ 0.25
Discount recognized													$ 28,000
Dated												Aug. 23, 2017	Aug. 23, 2017
Discount												$ 28,560	$ 25,468
Amount										$ 70,000		$ 70,000	$ 70,000
Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full	No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full
Interest rate										10.00%		10.00%	10.00%
Accrued interest										$ 0		$ 1,667	$ 0
Conversion rate (in Dollars per share)										$ 0.25		$ 0.3125	$ 0.25
Discount recognized													$ 12,000
Dated												Oct. 09, 2017	Oct. 09, 2017
Discount												$ 16,125	$ 15,058
Amount										$ 39,521			39,521
Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until April 1, 2019, at which time all of the accrued interest becomes due and payable. Commencing on July 1, 2019, the first of eight principal payments in the amount of $14,375 will become due; subsequent principal payments will become due on the first day of each October, January, April and July until paid in full
Interest rate												10.00%
Converted, shares (in Shares)												377,898
Accrued interest										0		$ 2,079	0
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 115,000
Dated												Jan. 05, 2018
Amount												$ 115,000
Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until April 1, 2019, at which time all accrued interest becomes due and payable. Commencing July 1, 2019, the first of eight principal payments in the amount of $20,670 will become due; subsequent payments will become due on the first day of each October, January, April and July until paid in full
Interest rate												10.00%
Converted, shares (in Shares)												543,318
Accrued interest										0		$ 2,990	0
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 165,360
Amount												$ 165,360
Convertible Debt [Member] | Lamadrid Note [Member] | President and Chief Financial Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate												8.00%
Accrued interest												$ 685
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 31,250
Discount												942
Amount												$ 31,250
Convertible Debt [Member] | Binder Convertible Note 9 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full
Interest rate												10.00%
Converted												$ 37,500
Accrued interest										0		$ 565	0
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 37,500
Discount												1,890
Amount												$ 37,500
Convertible Debt [Member] | April 2015 Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.
Conversion												The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares of common stock at $0.75 per share.
Interest rate												15.00%
Accrued interest										22,440		$ 4,603	22,440
Discount												18,155
Amount												$ 200,000
Note due												Apr. 29, 2018
Exchange Agreement, Shares (in Shares)												1,500,000
Notes Previously Sold												$ 105,219
Loss on extinguishment of debt												404,082
Repayment, Interest												53,837
Repayment, Principal												100,000
Convertible Debt [Member] | April 2015 Note [Member] | May 31, 2016 [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount												$ 66,667
Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate												8.00%
Accrued interest										$ 17,207		$ 5,587	17,207
Discount recognized												300,435	169,476
Discount												$ 30,411
Note due												Jul. 15, 2017
Exchange Agreement, Shares (in Shares)												4,500,000
Notes Previously Sold												$ 382,496
Loss on extinguishment of debt												1,113,883
Balance increase												15,750	96,862
Gain on extinguishment of debt												144,851	$ 81,496
Balance at time it was sold												$ 322,612
Convertible Debt [Member] | Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												Company agreed to make a $50,000 payment on or before May 14, 2018 and a $450,000 payment on or before May 31, 2018 to repay the FirstFire Note in full
Conversion												FirstFire may, at its option, convert all or a portion of the FirstFire Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share (the "FirstFire Fixed Conversion Price") for the first 180 calendar days after the issue date. After the 180th day, the conversion price shall equal the lower of (i) the FirstFire Fixed Conversion Price, or (ii) 75% multiplied by the lowest traded price of the common stock during twenty (20) consecutive trading day period immediately preceding the trading day that the Company received a notice of conversion.
Accrued interest												$ 9,000
Conversion rate (in Dollars per share)										$ 0.40		$ 0.3125	$ 0.40
Discount recognized												$ 363,000
Dated												Nov. 15, 2017
Amount												$ 330,000
Repayment, Principal												500,000
Original issue discount												$ 33,000
Issue an Additional Warrant to Purchase Shares (in Shares)												25,000
Convertible Debt [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest												$ 13,863
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 550,000
Dated												Feb. 05, 2018
Discount												$ 40,427
Amount												500,000
Original issue discount												$ 50,000
Convertible Debt [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate												8.00%
Accrued interest												$ 1,302
Conversion rate (in Dollars per share)												$ 0.3125
Discount recognized												$ 55,000
Dated												Feb. 12, 2018
Discount												$ 2,974
Amount												50,000
Original issue discount												$ 5,000
Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate												8.00%
Accrued interest												$ 2,795
Conversion rate (in Dollars per share)												$ 0.40
Discount recognized												$ 23,224
Dated												May 14, 2018
Discount												$ 750,000
Amount												$ 750,000
Note due												Nov. 14, 2019
Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments												No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.
Interest rate												10.00%
Accrued interest												$ 192
Conversion rate (in Dollars per share)												$ 0.40
Discount recognized												$ 149
Dated												May 03, 2018
Discount												$ 7,301
Amount												25,000
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 37,500	$ 37,500	$ 39,521			$ 62,500		$ 250,000	$ 112,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													$ 112,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												37,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													25,000
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													12,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												37,500
Principal [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted										$ 2,537,750			2,537,750
Principal [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												72,000	87,500
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													262,750
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												120,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												115,050
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												72,767
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												30,000
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												621,658
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												70,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												39,521
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												115,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												165,360
Accrued Interest [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted										$ 166,490			166,490
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												9,000
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													11,972
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												13,496
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												8,582
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												5,391
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												1,414
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												57,432
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												4,003
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												1,789
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												3,093
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												4,427
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												77,550
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted													27,021
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												127,860
AccruedInterest Transferred From Binder Funding Notes [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												1,384
AccruedInterest Transferred From Binder Funding Notes [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												1,437
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												78,158
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												31,414
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												679,090
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												74,003
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												41,310
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												118,093
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												168,787
Accrued Interest Transferred From Newcan Funding Notes [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted												$ 1,014
Related to Embedded Derivative [Member] | Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount recognized													$ 172,108